T. ROWE PRICE QM U.S. Bond Index Fund
July 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  3.0%
Car Loan  1.0%
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 390 389
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26 (1) 655 637
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 6.447%, 12/26/31 (1) 286 287
CarMax Auto Owner Trust
Series 2023-3, Class A3
5.28%, 5/15/28  300 302
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  215 218
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  595 595
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,860 1,722
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 405 406
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 635 641
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 1,434 1,439
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 165 166
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 115 116
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 2,020 1,925
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 520 523

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,625 1,554
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  615 616
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 233 234
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 640 645
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 405 406
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 385 387
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 850 863
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 165 168
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 176 178
14,417
Credit Card  0.0%
Synchrony Card Funding
Series 2023-A1, Class A
5.54%, 7/15/29  250 254
254
Other Asset-Backed Securities  1.7%
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 300 301
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 3,300 3,098
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 100 101
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 768 729

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,658 1,475
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 471 482
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 378 386
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.786%, 1/17/37 (1) 1,160 1,162
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 1,771 1,819
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.852%, 4/22/37 (1) 1,370 1,376
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 6.698%, 7/15/35 (1) 1,315 1,313
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 7.051%, 1/15/36 (1) 1,080 1,091
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.591%, 10/15/32 (1) 1,255 1,257
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.009%, 10/18/33 (1) 1,210 1,213
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 546 524
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 163 154
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 80 80
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 550 552
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.972%, 11/15/36 (1) 1,410 1,421

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 290 291
Progress Residential Trust
Series 2024-SFR4, Class A
3.10%, 7/17/41 (1) 995 914
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/9/29 (1) 745 670
SCF Equipment Leasing
Series 2024-1A, Class C
5.82%, 9/20/32 (1) 840 857
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 840 860
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.835%, 4/25/37 (1) 2,310 2,315
Tricon Residential Trust
Series 2024-SFR3, Class A
4.50%, 8/17/41 (1) 1,065 1,027
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 180 182
25,650
Student Loan  0.3%
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 413 402
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 682 649
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 213 195
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 183 171
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 285 278
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 350 332
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 937 866

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 1,843 1,647
4,540
Total Asset-Backed Securities
(Cost $45,489) 44,861
CORPORATE BONDS  29.4%
FINANCIAL INSTITUTIONS  11.3%
Banking  7.1%
ABN AMRO Bank, 4.75%, 7/28/25 (1) 390 386
Ally Financial, 2.20%, 11/2/28  1,505 1,333
American Express, 4.90%, 2/13/26  3,385 3,386
Banco Santander, 3.49%, 5/28/30  600 550
Banco Santander Mexico, 5.375%, 4/17/25 (1) 1,260 1,257
Bank of America, 3.50%, 4/19/26  600 587
Bank of America, 4.00%, 1/22/25  650 646
Bank of America, 4.20%, 8/26/24  290 290
Bank of America, 6.00%, 10/15/36  300 324
Bank of America, 7.75%, 5/14/38  150 185
Bank of America, VR, 2.592%, 4/29/31 (2) 1,875 1,642
Bank of America, VR, 2.676%, 6/19/41 (2) 1,575 1,123
Bank of America, VR, 3.824%, 1/20/28 (2) 2,280 2,212
Bank of America, VR, 4.244%, 4/24/38 (2) 45 41
Bank of New York Mellon, VR, 6.474%, 10/25/34 (2) 1,440 1,577
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1) 3,570 3,565
Barclays, VR, 2.852%, 5/7/26 (2) 1,640 1,608
Barclays, VR, 5.674%, 3/12/28 (2) 1,045 1,055
BNP Paribas, VR, 5.497%, 5/20/30 (1)(2) 2,750 2,779
BPCE, 4.50%, 3/15/25 (1) 1,015 1,005
Capital One Financial, 3.65%, 5/11/27  1,430 1,382
Capital One Financial, VR, 2.359%, 7/29/32 (2) 3,700 2,949
Capital One Financial, VR, 6.051%, 2/1/35 (2) 365 375
Citigroup, 5.875%, 1/30/42  450 474
Citigroup, VR, 3.887%, 1/10/28 (2) 2,050 2,004
Citigroup, VR, 4.075%, 4/23/29 (2) 1,920 1,872
Danske Bank, VR, 3.244%, 12/20/25 (1)(2) 2,290 2,266
Danske Bank, VR, 5.705%, 3/1/30 (1)(2) 470 479
Discover Bank, 2.70%, 2/6/30  2,000 1,752
Discover Financial Services, 3.75%, 3/4/25  1,440 1,424
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (2) 460 480
Goldman Sachs Group, 3.50%, 1/23/25  750 742

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Goldman Sachs Group, 3.80%, 3/15/30  1,270 1,210
Goldman Sachs Group, 4.25%, 10/21/25  825 815
Goldman Sachs Group, 6.75%, 10/1/37  455 505
Goldman Sachs Group, VR, 3.272%, 9/29/25 (2) 1,915 1,907
HSBC Bank USA, 5.875%, 11/1/34  550 584
HSBC Holdings, VR, 2.013%, 9/22/28 (2) 3,345 3,045
ING Groep, VR, 6.114%, 9/11/34 (2) 740 780
JPMorgan Chase, 2.95%, 10/1/26  980 944
JPMorgan Chase, VR, 2.956%, 5/13/31 (2) 1,230 1,098
JPMorgan Chase, VR, 3.782%, 2/1/28 (2) 990 966
JPMorgan Chase, VR, 3.882%, 7/24/38 (2) 1,405 1,237
JPMorgan Chase, VR, 5.299%, 7/24/29 (2) 3,170 3,211
Lloyds Banking Group, VR, 5.462%, 1/5/28 (2) 1,015 1,025
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25  2,200 2,162
Morgan Stanley, 3.125%, 7/27/26  2,000 1,937
Morgan Stanley, 4.30%, 1/27/45  750 658
Morgan Stanley, 6.25%, 8/9/26  175 179
Morgan Stanley, VR, 2.188%, 4/28/26 (2) 1,410 1,377
Morgan Stanley, VR, 3.217%, 4/22/42 (2) 830 640
Morgan Stanley, VR, 5.656%, 4/18/30 (2) 2,975 3,055
NatWest Markets, 5.41%, 5/17/29 (1) 2,850 2,904
PNC Financial Services Group, VR, 4.758%, 1/26/27 (2) 1,920 1,911
Santander Holdings USA, VR, 6.342%, 5/31/35 (2) 1,925 1,975
Santander Holdings USA, VR, 6.499%, 3/9/29 (2) 885 915
Skandinaviska Enskilda Banken, 5.125%, 3/5/27 (1) 2,930 2,964
Societe Generale, VR, 6.066%, 1/19/35 (1)(2) 1,305 1,324
Standard Chartered, VR, 5.688%, 5/14/28 (1)(2) 2,030 2,059
State Street, VR, 4.857%, 1/26/26 (2) 640 639
Sumitomo Mitsui Financial Group, 5.464%, 1/13/26  1,755 1,767
Toronto-Dominion Bank, 1.15%, 6/12/25  1,725 1,669
Toronto-Dominion Bank, 4.994%, 4/5/29  2,200 2,218
Truist Financial, 1.95%, 6/5/30  1,470 1,250
U.S. Bancorp, VR, 5.384%, 1/23/30 (2) 665 675
UBS, 2.95%, 4/9/25  1,080 1,057
UBS Group, VR, 1.364%, 1/30/27 (1)(2) 1,700 1,600
UBS Group, VR, 2.193%, 6/5/26 (1)(2) 1,405 1,369
UBS Group, VR, 2.593%, 9/11/25 (1)(2) 1,400 1,395
Wells Fargo, VR, 2.188%, 4/30/26 (2) 1,655 1,616
Wells Fargo, VR, 2.393%, 6/2/28 (2) 2,415 2,243
Wells Fargo, VR, 5.574%, 7/25/29 (2) 1,250 1,277
Wells Fargo, VR, 5.707%, 4/22/28 (2) 1,895 1,921
Wells Fargo, VR, 6.303%, 10/23/29 (2) 1,380 1,454

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Westpac New Zealand, 5.195%, 2/28/29 (1) 1,935 1,968
107,255
Brokerage Asset Managers Exchanges  0.3%
BlackRock Funding, 4.70%, 3/14/29  830 837
Intercontinental Exchange, 1.85%, 9/15/32  1,735 1,386
Intercontinental Exchange, 5.25%, 6/15/31  1,585 1,628
3,851
Finance Companies  0.4%
AerCap Ireland Capital, 5.75%, 6/6/28  1,500 1,536
AerCap Ireland Capital, 6.15%, 9/30/30  700 739
AerCap Ireland Capital, 6.50%, 7/15/25  655 661
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 1,560 1,611
GATX, 6.05%, 3/15/34  1,785 1,871
6,418
Insurance  2.2%
AIA Group, 3.20%, 3/11/25 (1) 510 505
Allstate, 6.125%, 12/15/32  150 161
American International Group, 3.875%, 1/15/35  425 389
Aon, 3.875%, 12/15/25  405 398
Aon Corp., 5.00%, 9/12/32  3,075 3,063
Elevance Health, 4.55%, 3/1/48  1,135 987
Elevance Health, 4.65%, 1/15/43  485 439
Fidelity National Financial, 4.50%, 8/15/28  1,615 1,586
First American Financial, 4.60%, 11/15/24  410 408
Health Care Service, 5.45%, 6/15/34 (1) 1,095 1,105
High Street Funding Trust I, 4.111%, 2/15/28 (1) 1,100 1,054
Humana, 2.15%, 2/3/32  1,050 858
Humana, 3.70%, 3/23/29  880 840
Humana, 5.375%, 4/15/31  785 794
Humana, 5.95%, 3/15/34  835 874
Liberty Mutual Group, 4.50%, 6/15/49 (1) 1,670 1,307
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,370 1,216
MassMutual Global Funding II, 5.10%, 4/9/27 (1) 2,940 2,981
New York Life Insurance, 3.75%, 5/15/50 (1) 1,415 1,085
Principal Financial Group, 2.125%, 6/15/30  1,900 1,628
Principal Financial Group, 3.40%, 5/15/25  1,215 1,198
Principal Financial Group, 3.70%, 5/15/29  10 10
Protective Life Global Funding, 1.17%, 7/15/25 (1) 2,345 2,255
RGA Global Funding, 5.448%, 5/24/29 (1) 1,730 1,769
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47 (1) 1,400 1,147
Travelers, 6.25%, 6/15/37  225 250
UnitedHealth Group, 2.00%, 5/15/30  10 9
UnitedHealth Group, 3.50%, 8/15/39  1,960 1,618

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
UnitedHealth Group, 3.75%, 7/15/25  400 395
UnitedHealth Group, 4.75%, 7/15/45  900 833
Willis North America, 4.50%, 9/15/28  1,110 1,092
32,254
Real Estate Investment Trusts  1.3%
Alexandria Real Estate Equities, 3.95%, 1/15/27  10 10
Alexandria Real Estate Equities, 4.00%, 2/1/50  1,975 1,504
Brixmor Operating Partnership, 3.90%, 3/15/27  495 480
Brixmor Operating Partnership, 4.05%, 7/1/30  760 723
Essex Portfolio, 2.65%, 3/15/32  660 559
Essex Portfolio, 4.50%, 3/15/48 (3) 1,455 1,233
Extra Space Storage, 4.00%, 6/15/29  15 14
Healthcare Realty Holdings, 3.625%, 1/15/28  605 567
Healthpeak OP, 2.125%, 12/1/28  710 635
Healthpeak OP, 2.875%, 1/15/31  420 372
Kilroy Realty, 3.45%, 12/15/24  750 742
Kilroy Realty, 4.375%, 10/1/25  335 330
Prologis, 4.00%, 9/15/28  2,110 2,063
Public Storage Operating, 1.95%, 11/9/28  1,285 1,151
Realty Income, 2.20%, 6/15/28  685 623
Realty Income, 3.95%, 8/15/27  835 815
Realty Income, 4.625%, 11/1/25  1,775 1,765
Regency Centers, 3.60%, 2/1/27  350 340
Regency Centers, 4.125%, 3/15/28  520 508
Regency Centers, 4.40%, 2/1/47  2,000 1,668
Regency Centers, 5.25%, 1/15/34  1,340 1,344
Simon Property Group, 3.80%, 7/15/50  2,830 2,143
19,589
Total Financial Institutions 169,367
INDUSTRIAL  15.4%
Basic Industry  0.3%
Air Products & Chemicals, 1.50%, 10/15/25  150 144
Celulosa Arauco y Constitucion, 3.875%, 11/2/27  570 538
LYB International Finance II, 3.50%, 3/2/27  1,000 967
Nucor, 2.70%, 6/1/30  775 699
Nucor, 3.95%, 5/1/28  1,311 1,282
Nutrien, 4.00%, 12/15/26  525 514
Packaging Corp. of America, 3.65%, 9/15/24  395 394
4,538
Capital Goods  1.3%
Amphenol, 4.75%, 3/30/26  310 310
Amphenol, 5.05%, 4/5/29  925 943
Caterpillar Financial Services, 5.00%, 5/14/27  4,225 4,284

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
CRH America Finance, 3.95%, 4/4/28 (1) 1,700 1,652
General Dynamics, 3.25%, 4/1/25  35 35
Ingersoll Rand, 5.176%, 6/15/29  4,440 4,517
John Deere Capital, 4.50%, 1/8/27  1,840 1,840
L3Harris Technologies, 3.832%, 4/27/25  295 292
L3Harris Technologies, 5.05%, 6/1/29  1,300 1,316
Lockheed Martin, 3.60%, 3/1/35  240 216
Lockheed Martin, 4.07%, 12/15/42  184 159
Mohawk Industries, 5.85%, 9/18/28  1,430 1,483
Owens Corning, 5.70%, 6/15/34  1,235 1,274
Republic Services, 2.50%, 8/15/24  20 20
Republic Services, 3.375%, 11/15/27  585 562
Vulcan Materials, 4.50%, 6/15/47  5 4
18,907
Communications  2.1%
America Movil, 2.875%, 5/7/30  1,500 1,354
America Movil, 3.625%, 4/22/29  1,475 1,405
America Movil, 6.375%, 3/1/35  300 330
American Tower, 2.40%, 3/15/25  1,010 990
AT&T, 2.25%, 2/1/32  3,500 2,915
AT&T, 4.35%, 3/1/29  1,020 1,005
Charter Communications Operating, 2.80%, 4/1/31  2,365 1,981
Charter Communications Operating, 3.70%, 4/1/51  1,795 1,131
Charter Communications Operating, 4.908%, 7/23/25  284 282
Charter Communications Operating, 6.10%, 6/1/29  690 706
Comcast, 2.65%, 2/1/30  10 9
Comcast, 3.20%, 7/15/36  80 66
Comcast, 3.95%, 10/15/25  845 836
Crown Castle, 2.25%, 1/15/31  1,665 1,408
Crown Castle, 3.70%, 6/15/26  700 681
Crown Castle Towers, 3.663%, 5/15/25 (1) 195 192
Meta Platforms, 5.60%, 5/15/53  1,825 1,901
Omnicom Group, 3.60%, 4/15/26  695 679
Omnicom Group, 3.65%, 11/1/24  460 457
Rogers Communications, 3.625%, 12/15/25  335 328
Rogers Communications, 5.30%, 2/15/34  1,885 1,890
SBA Tower Trust, 2.836%, 1/15/25 (1) 1,005 991
T-Mobile USA, 3.75%, 4/15/27  3,565 3,468
Time Warner Cable, 6.55%, 5/1/37  235 230
Time Warner Cable, 6.75%, 6/15/39  275 272
Verizon Communications, 1.68%, 10/30/30  625 522
Verizon Communications, 2.65%, 11/20/40  3,200 2,264
Verizon Communications, 4.00%, 3/22/50  1,500 1,202

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Vodafone Group, 4.25%, 9/17/50  700 565
Vodafone Group, 4.875%, 6/19/49  20 18
Walt Disney, 3.70%, 10/15/25  285 281
WPP Finance 2010, 3.75%, 9/19/24  1,350 1,345
31,704
Consumer Cyclical  2.6%
Alibaba Group Holding, 4.00%, 12/6/37  2,300 2,031
Amazon.com, 2.80%, 8/22/24  585 584
American Honda Finance, 4.90%, 3/12/27  2,790 2,807
AutoZone, 1.65%, 1/15/31  2,000 1,640
AutoZone, 3.125%, 4/21/26  445 431
AutoZone, 3.75%, 6/1/27  20 19
AutoZone, 5.05%, 7/15/26  1,390 1,397
Booking Holdings, 3.65%, 3/15/25  810 801
CBRE Services, 5.50%, 4/1/29  580 595
Cummins, 4.90%, 2/20/29  330 336
Daimler Truck Finance North America, 5.375%, 1/18/34 (1) 560 568
Ford Motor Credit, 7.122%, 11/7/33  635 678
General Motors, 4.00%, 4/1/25  1,090 1,079
General Motors Financial, 5.55%, 7/15/29  600 612
Home Depot, 5.875%, 12/16/36  3,000 3,254
Hyundai Capital America, 1.30%, 1/8/26 (1) 1,510 1,431
Hyundai Capital America, 5.35%, 3/19/29 (1) 500 508
Hyundai Capital America, 5.50%, 3/30/26 (1) 820 825
McDonald's, 1.45%, 9/1/25  935 901
McDonald's, 3.30%, 7/1/25  15 15
Mercedes-Benz Finance North America, 4.80%, 3/30/26 (1) 1,930 1,929
O'Reilly Automotive, 3.60%, 9/1/27  20 19
O'Reilly Automotive, 3.90%, 6/1/29  2,470 2,378
O'Reilly Automotive, 5.75%, 11/20/26  390 397
PACCAR Financial, 5.00%, 5/13/27  3,070 3,116
PACCAR Financial, 5.20%, 11/9/26  2,895 2,932
Ross Stores, 1.875%, 4/15/31  300 250
Ross Stores, 4.60%, 4/15/25  3,575 3,557
TJX, 1.60%, 5/15/31  1,425 1,181
Toyota Motor Credit, 4.80%, 1/5/26  2,945 2,946
39,217
Consumer Non-Cyclical  4.2%
Abbott Laboratories, 4.75%, 11/30/36  1,535 1,534
AbbVie, 3.20%, 5/14/26  225 219
AbbVie, 4.45%, 5/14/46  1,280 1,137
AbbVie, 4.50%, 5/14/35  1,235 1,193
AbbVie, 4.70%, 5/14/45  1,385 1,281
AbbVie, 4.80%, 3/15/29  1,315 1,332

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Altria Group, 2.35%, 5/6/25  250 244
Amgen, 2.60%, 8/19/26  1,275 1,222
Amgen, 2.77%, 9/1/53  1,239 754
Amgen, 5.15%, 3/2/28  1,615 1,637
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39  30 31
Astrazeneca Finance, 4.875%, 3/3/28  2,300 2,331
Banner Health, 1.897%, 1/1/31  850 720
BAT Capital, 4.39%, 8/15/37  1,515 1,327
BAT Capital, 5.834%, 2/20/31  845 876
Becton Dickinson & Company, 2.823%, 5/20/30  2,135 1,927
Becton Dickinson & Company, 3.70%, 6/6/27  1,114 1,085
Becton Dickinson & Company, 5.081%, 6/7/29  1,505 1,533
Biogen, 2.25%, 5/1/30  2,885 2,509
Bristol-Myers Squibb, 4.25%, 10/26/49  1,055 882
Bristol-Myers Squibb, 5.10%, 2/22/31  840 862
Cardinal Health, 3.41%, 6/15/27  1,405 1,352
Cardinal Health, 3.75%, 9/15/25  905 891
Centra Health, 4.70%, 1/1/48  25 22
CommonSpirit Health, 2.76%, 10/1/24  865 861
CommonSpirit Health, 2.782%, 10/1/30  980 868
CommonSpirit Health, 3.91%, 10/1/50  40 31
Conopco, 6.625%, 4/15/28  5 5
CVS Health, 1.875%, 2/28/31  1,135 933
CVS Health, 2.70%, 8/21/40  2,425 1,658
CVS Health, 5.125%, 7/20/45  925 836
Hackensack Meridian Health, 4.211%, 7/1/48  1,680 1,465
Hasbro, 3.00%, 11/19/24  1,395 1,380
HCA, 4.125%, 6/15/29  1,695 1,629
Icon Investments Six, 5.849%, 5/8/29  300 311
Indiana University Health Obligated Group, 3.97%, 11/1/48  1,030 867
IQVIA, 6.25%, 2/1/29  735 766
JDE Peet's, 1.375%, 1/15/27 (1) 1,245 1,141
Keurig Dr Pepper, 2.55%, 9/15/26  450 429
McKesson, 5.25%, 2/15/26  3,635 3,634
MedStar Health, Series 20A, 3.626%, 8/15/49  920 710
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%,
7/1/55  600 521
Merck, 5.00%, 5/17/53  810 773
Mondelez International, 4.75%, 2/20/29 (3) 3,800 3,817
Nestle Holdings, 4.85%, 3/14/33 (1) 2,700 2,751
Northwell Healthcare, 3.979%, 11/1/46  1,275 1,019
Perrigo Finance Unlimited, 4.90%, 6/15/30  1,725 1,624
Revvity, 1.90%, 9/15/28  1,575 1,399

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Solventum, 5.40%, 3/1/29 (1) 1,735 1,754
Stanford Health Care, Series 2018, 3.795%, 11/15/48  440 363
Takeda Pharmaceutical, 2.05%, 3/31/30  2,310 1,990
West Virginia United Health System Obligated Group, Series 2018,
4.924%, 6/1/48  1,620 1,479
61,915
Energy  2.3%
Boardwalk Pipelines, 3.40%, 2/15/31  2,130 1,907
Boardwalk Pipelines, 4.45%, 7/15/27  230 227
Boardwalk Pipelines, 4.95%, 12/15/24  380 379
BP Capital Markets America, 3.41%, 2/11/26  1,280 1,254
Cameron LNG, 2.902%, 7/15/31 (1) 520 457
Cameron LNG, 3.701%, 1/15/39 (1) 430 359
Canadian Natural Resources, 2.95%, 7/15/30  1,520 1,360
Cheniere Energy Partners, 5.75%, 8/15/34 (1) 1,865 1,907
Diamondback Energy, 5.15%, 1/30/30  550 557
Enbridge, 4.25%, 12/1/26  355 350
Enbridge, 5.50%, 12/1/46  555 543
Enbridge, 5.625%, 4/5/34  795 811
Enbridge, 6.70%, 11/15/53  610 678
Enbridge Energy Partners, 5.50%, 9/15/40  170 166
Energy Transfer, 3.75%, 5/15/30  680 638
Energy Transfer, 5.25%, 4/15/29  1,105 1,120
Energy Transfer, 5.60%, 9/1/34  1,505 1,533
Eni, 5.50%, 5/15/34 (1) 845 863
Eni, 5.95%, 5/15/54 (1) 930 938
Enterprise Products Operating, 4.60%, 1/11/27  2,845 2,844
Kinder Morgan, 5.20%, 6/1/33  1,800 1,790
MPLX, 5.65%, 3/1/53  1,600 1,532
Occidental Petroleum, 5.375%, 1/1/32  1,430 1,445
Pioneer Natural Resources, 1.125%, 1/15/26  695 659
Pioneer Natural Resources, 5.10%, 3/29/26  635 638
Sabine Pass Liquefaction, 4.20%, 3/15/28  815 794
Sabine Pass Liquefaction, 4.50%, 5/15/30  655 640
Spectra Energy Partners, 3.375%, 10/15/26  460 446
TotalEnergies Capital International, 2.434%, 1/10/25  40 40
TransCanada PipeLines, 6.203%, 3/9/26  3,340 3,343
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  790 697
Williams, 4.85%, 3/1/48  190 169
Williams, 4.90%, 3/15/29  1,415 1,417
Woodside Finance, 3.70%, 9/15/26 (1) 330 321
Woodside Finance, 3.70%, 3/15/28 (1) 435 417
Woodside Finance, 4.50%, 3/4/29 (1) 1,435 1,409
34,648

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Industrial Other  0.1%
Georgetown University, Series B, 4.315%, 4/1/49  1,475 1,311
President & Fellows of Harvard College, 3.619%, 10/1/37  385 341
1,652
Technology  1.5%
Apple, 3.20%, 5/13/25  45 44
Atlassian, 5.25%, 5/15/29  760 771
Fiserv, 3.20%, 7/1/26  10 10
Fiserv, 5.45%, 3/15/34  2,125 2,173
Foundry JV Holdco, 6.15%, 1/25/32 (1) 885 922
Keysight Technologies, 4.55%, 10/30/24  1,427 1,421
Microchip Technology, 5.05%, 3/15/29  850 859
Micron Technology, 4.185%, 2/15/27  805 789
Moody's, 2.00%, 8/19/31 (3) 1,660 1,380
Motorola Solutions, 5.00%, 4/15/29  835 842
NXP, 3.15%, 5/1/27  395 378
RELX Capital, 3.00%, 5/22/30  1,120 1,027
Roper Technologies, 2.00%, 6/30/30  575 493
Roper Technologies, 2.95%, 9/15/29  685 630
Roper Technologies, 3.80%, 12/15/26  660 645
ServiceNow, 1.40%, 9/1/30  3,710 3,101
Texas Instruments, 1.375%, 3/12/25 (3) 655 639
Thomson Reuters, 3.35%, 5/15/26  225 219
VMware, 1.40%, 8/15/26  3,475 3,243
Western Union, 2.85%, 1/10/25  5 5
Western Union, 6.20%, 11/17/36 (3) 2,684 2,799
22,390
Transportation  1.0%
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32  27 25
Burlington Northern Santa Fe, 6.15%, 5/1/37  100 110
Canadian National Railway, 5.85%, 11/1/33  920 993
Canadian National Railway, 6.25%, 8/1/34  95 106
Canadian Pacific Railway, 1.75%, 12/2/26  845 789
Canadian Pacific Railway, 2.875%, 11/15/29  1,140 1,041
Canadian Pacific Railway, 3.50%, 5/1/50  1,155 851
Canadian Pacific Railway, 4.70%, 5/1/48  720 637
ERAC USA Finance, 3.85%, 11/15/24 (1) 15 15
ERAC USA Finance, 4.50%, 2/15/45 (1) 260 230
ERAC USA Finance, 4.90%, 5/1/33 (1) 1,595 1,588
FedEx, 4.40%, 1/15/47  6,500 5,422
Transurban Finance, 2.45%, 3/16/31 (1) 1,820 1,549
Transurban Finance, 3.375%, 3/22/27 (1) 235 226
Transurban Finance, 4.125%, 2/2/26 (1) 185 182
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28  610 553

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30 (3) 907 831
15,148
Total Industrial 230,119
UTILITY  2.7%
Electric  2.3%
Ameren, 5.70%, 12/1/26  1,820 1,848
American Electric Power, 5.20%, 1/15/29  2,595 2,632
Berkshire Hathaway Energy, 6.125%, 4/1/36  170 183
CenterPoint Energy Houston Electric, Series K2, 6.95%, 3/15/33  100 113
CMS Energy, 4.875%, 3/1/44  635 590
DTE Energy, 5.10%, 3/1/29  2,645 2,673
DTE Energy, 5.85%, 6/1/34  390 406
Duke Energy, 2.65%, 9/1/26  355 340
Duke Energy, 3.75%, 9/1/46  280 212
Duke Energy, 4.85%, 1/5/27  2,015 2,020
Duke Energy Florida, 6.35%, 9/15/37  170 187
Duke Energy Progress, 5.35%, 3/15/53  600 590
Duke Energy Progress, 6.30%, 4/1/38  100 110
Exelon, 3.40%, 4/15/26  1,815 1,774
Exelon, 5.15%, 3/15/29  305 310
FirstEnergy Pennsylvania Electric, 4.30%, 1/15/29 (1) 2,320 2,276
Florida Power & Light, 5.30%, 6/15/34  3,040 3,147
Georgia Power, 4.95%, 5/17/33  895 896
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 1,765 1,728
Mississippi Power, 3.95%, 3/30/28  905 883
Nevada Power, Series N, 6.65%, 4/1/36  400 442
NextEra Energy Capital Holdings, 5.749%, 9/1/25  1,355 1,364
Pacific Gas & Electric, 2.10%, 8/1/27  1,985 1,822
PECO Energy, 5.95%, 10/1/36  150 163
Public Service Electric & Gas, 5.70%, 12/1/36  180 187
San Diego Gas & Electric, Series FFF, 6.125%, 9/15/37  170 175
San Diego Gas & Electric, Series TTT, 4.10%, 6/15/49  1,790 1,455
Southern, 4.40%, 7/1/46  1,935 1,669
Southern, 5.70%, 3/15/34  725 753
Southern California Edison, 5.15%, 6/1/29  2,905 2,953
Southwestern Public Service, 6.00%, 6/1/54  365 375
Tampa Electric, 6.15%, 5/15/37  700 746
35,022
Natural Gas  0.4%
APA Infrastructure, 4.25%, 7/15/27 (1) 385 380
Engie, 5.625%, 4/10/34 (1) 660 675
NiSource, 1.70%, 2/15/31  1,280 1,049
NiSource, 3.49%, 5/15/27  710 687

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
NiSource, 3.95%, 3/30/48  1,000 776
NiSource, 5.35%, 4/1/34  1,850 1,864
Southern California Gas, Series KK, 5.75%, 11/15/35  140 142
5,573
Total Utility 40,595
Total Corporate Bonds
(Cost $462,188) 440,081
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  1.1%
Local Authorities  0.6%
Province of Alberta, 3.30%, 3/15/28  1,605 1,555
Province of Alberta Canada, 4.50%, 1/24/34  1,405 1,409
Province of British Columbia, 4.20%, 7/6/33  2,644 2,594
Province of Manitoba Canada, 4.30%, 7/27/33  2,045 2,020
Province of New Brunswick, 3.625%, 2/24/28  2,545 2,493
Province of Quebec, Series PD, 7.50%, 9/15/29  104 119
Province of Quebec, Series QO, 2.875%, 10/16/24  35 35
10,225
Owned No Guarantee  0.1%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 295 274
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1) 570 518
792
Sovereign  0.4%
Government of Qatar, 3.75%, 4/16/30 (1)(3) 730 703
Republic of Poland, 3.25%, 4/6/26  890 870
United Mexican States, 2.659%, 5/24/31  5,154 4,341
5,914
Total Foreign Government Obligations & Municipalities
(Cost $17,912) 16,931
MUNICIPAL SECURITIES  2.7%
California  0.4%
Bay Area Toll Auth., Series S-1, Build America, 6.918%, 4/1/40  350 405
Bay Area Toll Auth., Toll Bridge Revenue Bonds, Series S-10,
3.176%, 4/1/41  1,275 1,034
California, Build America, GO, 7.625%, 3/1/40  1,350 1,653
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33 (4) 250 250
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  700 824
Regents of the Univ. of California Medical Center Ed Revenue
Bonds, Series N, 3.256%, 5/15/60  700 487

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
San Diego County Water Auth., Series B, Build America, 6.138%,
5/1/49  275 298
San Jose Redev. Agency, Senior Tax Allocation, Series A-T, 3.375%,
8/1/34  610 557
5,508
Florida  0.1%
Florida Dev. Finance, Nova Southeastern Univ., Series B, 4.109%,
4/1/50  1,425 1,175
1,175
Georgia  0.3%
Fulton County, Series 2010-B, Build America, GO, 5.148%, 7/1/39  2,660 2,665
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  1,715 1,931
4,596
Illinois  0.2%
Chicago O'Hare Int'l Airport, Series B, Build America, 6.395%, 1/1/40  1,350 1,513
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%, 1/1/30  625 562
Illinois Toll Highway Auth., Series A, Build America, 6.184%, 1/1/34  315 337
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  480 506
2,918
Maryland  0.1%
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42  2,045 1,821
1,821
Michigan  0.1%
Detroit City School Dist., Qualified School Construction Bonds, GO,
6.645%, 5/1/29  1,255 1,351
1,351
Minnesota  0.1%
Western Minnesota Municipal Power Agency, Series A, 3.156%,
1/1/39  2,350 2,002
2,002
New Jersey  0.1%
New Jersey Turnpike Auth., Series F, Build America, 7.414%, 1/1/40  1,000 1,193
1,193
New York  0.3%
Dormitory Auth. of the State of New York, New York Univ., Series B,
3.879%, 7/1/46  950 788
Dormitory Auth. of the State of New York, New York Univ., Series B,
4.85%, 7/1/48  800 758
Metropolitan Transportation Auth., Build America, 6.548%, 11/15/31  1,320 1,410
Metropolitan Transportation Auth., Build America, 7.336%, 11/15/39  145 175
Metropolitan Transportation Auth., Series A-1, Build America,
5.871%, 11/15/39 (Prerefunded 8/9/24) (5) 525 542

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Build America, 5.508%, 8/1/37  35 36
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  40 40
3,749
Ohio  0.2%
American Municipal Power, Series B, Build America, 6.449%,
2/15/44  2,005 2,201
2,201
Oregon  0.1%
Oregon DOT, Senior Lien, Series B, 1.76%, 11/15/32  2,400 1,952
1,952
Pennsylvania  0.0%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  345 341
341
Texas  0.4%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  40 31
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  15 13
Dallas/Fort Worth Int'l Airport, Series C, 3.089%, 11/1/40  3,945 3,226
Grand Parkway Transportation, Series B, 3.236%, 10/1/52  15 11
Texas Natural Gas Securitization Fin., Series 2023-1, Class A2,
5.169%, 4/1/41  705 723
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  2,400 2,027
6,031
Utah  0.1%
Utah Transit Auth., Series B, Build America, 5.937%, 6/15/39  15 16
Utah Transit Auth., Senior Lien, Series B, 3.443%, 12/15/42  1,755 1,410
1,426
Virginia  0.0%
Virginia Public Building Auth., Series B-2, Build America, 5.90%,
8/1/30  540 561
561
Wisconsin  0.2%
Public Finance Auth., Bayhealth Medical Center, Series B, 3.405%,
7/1/51  2,520 1,854
Wisconsin General Fund Annual Appropriation, Series A, 3.954%,
5/1/36  1,700 1,613
3,467
Total Municipal Securities
(Cost $45,121) 40,292

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  7.3%
Collateralized Mortgage Obligations  2.7%
Angel Oak Mortgage Trust
Series 2020-6, Class A2, CMO, ARM
1.518%, 5/25/65 (1) 300 271
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 1,016 871
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 900 760
Angel Oak Mortgage Trust
Series 2023-3, Class A1, CMO, STEP
4.80%, 9/26/67 (1) 2,864 2,849
Arroyo Mortgage Trust
Series 2019-2, Class A2, CMO, ARM
3.498%, 4/25/49 (1) 262 252
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A3, CMO, ARM
2.189%, 9/25/51 (1) 900 797
Chase Home Lending Mortgage Trust
Series 2023-RPL1, Class A1, CMO, ARM
3.50%, 6/25/62 (1) 2,793 2,555
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 1,072 913
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 243 232
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
SOFR30A + 1.114%, 6.462%, 2/25/30  — —
Connecticut Avenue Securities Trust
Series 2023-R04, Class 1M1, CMO, ARM
SOFR30A + 2.30%, 7.648%, 5/25/43 (1) 2,115 2,171
Connecticut Avenue Securities Trust
Series 2024-R04, Class 1A1, CMO, ARM
SOFR30A + 1.00%, 6.347%, 5/25/44 (1) 688 689
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 120 115
Ellington Financial Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.178%, 10/25/65 (1) 670 620

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 284 264
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1) 42 38
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
2.92%, 10/25/50 (1) 1,036 886
JPMorgan Mortgage Trust
Series 2023-DSC2, Class A1, CMO, ARM
5.25%, 11/25/63 (1) 594 594
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 676 644
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-NQM1, Class A2, CMO, STEP
7.53%, 9/25/68 (1) 397 404
Morgan Stanley Residential Mortgage Loan Trust
Series 2024-NQM2, Class A1, CMO, STEP
6.386%, 5/25/69 (1) 987 1,000
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM
3.50%, 10/25/59 (1) 129 116
OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM
1M TSFR + 1.214%, 6.564%, 10/25/59 (1) 44 45
OBX Trust
Series 2023-NQM9, Class A2, CMO, STEP
7.513%, 10/25/63 (1) 103 105
OBX Trust
Series 2024-NQM7, Class A1, CMO, STEP
6.243%, 3/25/64 (1) 2,054 2,076
OBX Trust
Series 2024-NQM9, Class A1, CMO, STEP
6.03%, 1/25/64 (1) 2,783 2,808
Provident Funding Mortgage Trust
Series 2019-1, Class B1, CMO, ARM
3.187%, 12/25/49 (1) 2,123 1,797
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 101 94
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 10 10

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 454 444
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55 (1) 327 305
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, CMO, ARM
SOFR30A + 0.85%, 6.197%, 11/25/41 (1) 1,061 1,060
Structured Agency Credit Risk Debt Notes
Series 2021-HQA3, Class M1, CMO, ARM
SOFR30A + 0.85%, 6.197%, 9/25/41 (1) 3,291 3,281
Structured Agency Credit Risk Debt Notes
Series 2024-DNA2, Class A1, CMO, ARM
SOFR30A + 1.25%, 6.597%, 5/25/44 (1) 1,029 1,030
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM
SOFR30A + 1.25%, 6.597%, 3/25/44 (1) 2,449 2,455
Towd Point Mortgage Trust
Series 2024-1, Class A1, CMO, ARM
4.409%, 3/25/64 (1) 2,444 2,493
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
3.642%, 11/25/59 (1) 172 168
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
3.692%, 11/25/59 (1) 337 330
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
3.724%, 1/25/60 (1) 1,126 1,092
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 478 425
Verus Securitization Trust
Series 2023-INV1, Class A1, CMO, STEP
5.999%, 2/25/68 (1) 1,487 1,485
Verus Securitization Trust
Series 2024-INV1, Class A2, CMO, STEP
6.318%, 3/25/69 (1) 1,526 1,539
40,083
Commercial Mortgage-Backed Securities  4.6%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM
1M TSFR + 1.264%, 6.593%, 4/15/34 (1) 1,580 1,434
BANK5
Series 2024-5YR8, Class A3
5.884%, 8/15/57  2,090 2,168

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M TSFR + 2.274%, 7.603%, 11/15/34 (1) 545 11
BBCMS Mortgage Trust
Series 2024-5C27, Class A3
6.014%, 7/15/57  410 428
Benchmark Mortgage Trust
Series 2023-V3, Class A3, ARM
6.363%, 7/15/56  2,305 2,406
Benchmark Mortgage Trust
Series 2024-V8, Class AM, ARM
6.859%, 7/15/57  3,465 3,644
BMO Mortgage Trust
Series 2024-5C4, Class A3, ARM
6.526%, 5/15/57  755 802
BMO Mortgage Trust
Series 2024-5C5, Class A3
5.857%, 2/15/57  3,525 3,631
BMO Mortgage Trust
Series 2024-C9, Class A5
5.759%, 7/15/57  3,495 3,674
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65A, ARM
4.411%, 5/15/52 (1) 760 513
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class C, ARM
4.352%, 5/15/52  565 473
CD Mortgage Trust
Series 2016-CD2, Class A4, ARM
3.526%, 11/10/49  910 857
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.518%, 5/10/35 (1) 960 920
Citigroup Commercial Mortgage Trust
Series 2015-GC33, Class A4
3.778%, 9/10/58  440 428
Cold Storage Trust
Series 2020-ICE5, Class A, ARM
1M TSFR + 1.014%, 6.342%, 11/15/37 (1) 718 715
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M TSFR + 1.414%, 6.742%, 11/15/37 (1) 1,298 1,293
Commercial Mortgage Trust
Series 2015-CR23, Class A3
3.23%, 5/10/48  839 831

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Commercial Mortgage Trust
Series 2015-LC21, Class A4
3.708%, 7/10/48  1,800 1,770
Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29 (1) 1,195 1,111
CONE Trust
Series 2024-DFW1, Class A, ARM
1M TSFR + 1.642%, 6.942%, 8/15/26 (1) 685 684
Federal Home Loan Mortgage Multifamily Structured PTC
Series K057, Class A1
2.206%, 6/25/25  201 199
Federal Home Loan Mortgage Multifamily Structured PTC
Series K068, Class A1
2.952%, 2/25/27  312 305
Federal Home Loan Mortgage Multifamily Structured PTC
Series K137, Class A2, ARM
2.347%, 11/25/31  10,520 9,174
Federal Home Loan Mortgage Multifamily Structured PTC
Series K-150, Class A2, ARM
3.71%, 9/25/32  4,545 4,315
Federal Home Loan Mortgage Multifamily Structured PTC
Series K-156, Class A2, ARM
4.43%, 2/25/33  3,725 3,715
Federal Home Loan Mortgage Multifamily Structured PTC
Series K753, Class A2
4.40%, 10/25/30  6,065 6,061
GS Mortgage Securities Trust
Series 2018-GS9, Class A4, ARM
3.992%, 3/10/51  740 697
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM
1M TSFR + 1.734%, 7.063%, 10/15/33 (1) 1,625 1,556
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM
1M TSFR + 1.215%, 6.544%, 4/15/38 (1) 3,335 3,299
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  700 665
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47  1,390 1,334
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 2,780 2,412

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4
4.31%, 12/15/51  3,045 2,945
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, ARM
1M TSFR + 1.392%, 6.72%, 5/15/39 (1) 1,260 1,253
TX Trust
Series 2024-HOU, Class A, ARM
1M TSFR + 1.591%, 6.92%, 6/15/39 (1) 660 654
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A5
2.725%, 2/15/53  2,455 2,193
68,570
Residential Mortgage  0.0%
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 53 51
Towd Point Mortgage Trust
Series 2019-HY3, Class M1, CMO, ARM
1M TSFR + 1.614%, 6.964%, 10/25/59 (1) 510 520
571
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $112,904) 109,224
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  26.6%
U.S. Government Agency Obligations  20.2%
Federal Home Loan Mortgage
2.50%, 4/1/30 - 6/1/30  414 395
3.00%, 12/1/42 - 4/1/47  2,662 2,392
3.50%, 3/1/42 - 3/1/46  2,029 1,896
4.00%, 9/1/40 - 8/1/45  724 698
4.50%, 8/1/39 - 10/1/41  369 367
5.00%, 7/1/25 - 8/1/40  286 290
5.50%, 1/1/35 - 12/1/39  77 79
6.00%, 10/1/32 - 8/1/38  66 68
6.50%, 12/1/28 - 1/1/36  33 34
7.00%, 11/1/30 - 6/1/32  3 3
8.00%, 9/1/24  — —
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.625%, 6.848%, 4/1/37  18 18
RFUCCT1Y + 1.726%, 7.597%, 7/1/35  6 6
RFUCCT1Y + 1.75%, 6.125%, 2/1/35  5 5
RFUCCT1Y + 1.916%, 6.291%, 2/1/37  5 5

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
RFUCCT1Y + 1.944%, 6.204%, 12/1/36  13 13
RFUCCT1Y + 2.031%, 6.276%, 11/1/36  11 11
Federal Home Loan Mortgage, UMBS
2.00%, 8/1/36 - 5/1/52  28,125 22,891
2.50%, 3/1/42 - 5/1/52  24,686 20,930
3.00%, 3/1/35 - 9/1/52  15,281 13,530
3.50%, 5/1/31 - 1/1/52  3,254 3,026
4.00%, 6/1/37 - 1/1/54  3,555 3,378
4.50%, 9/1/37 - 11/1/52  2,966 2,861
5.00%, 12/1/41 - 5/1/53  4,037 4,001
5.50%, 8/1/53 - 2/1/54  3,132 3,142
6.50%, 1/1/54  236 242
Federal National Mortgage Assn.
3.50%, 6/1/43  6 6
4.00%, 11/1/40  345 335
4.50%, 7/1/40  3 3
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.553%, 6.15%, 7/1/35  5 5
RFUCCT1Y + 1.597%, 6.395%, 7/1/36  8 8
RFUCCT1Y + 1.655%, 7.523%, 8/1/37  2 2
RFUCCT1Y + 1.855%, 6.105%, 1/1/37  1 1
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  7,703 6,626
2.00%, 8/1/28 - 5/1/52  71,614 59,295
2.50%, 5/1/30 - 1/1/54  44,706 38,361
3.00%, 10/1/32 - 3/1/52  25,772 23,286
3.50%, 11/1/25 - 1/1/52  18,017 16,728
4.00%, 6/1/37 - 9/1/52  14,496 13,799
4.50%, 9/1/35 - 7/1/53  13,304 12,969
5.00%, 11/1/33 - 7/1/53  3,651 3,641
5.50%, 12/1/34 - 5/1/54  11,359 11,430
6.00%, 2/1/33 - 6/1/54  15,911 16,210
6.50%, 1/1/32 - 1/1/54  2,549 2,624
7.00%, 2/1/30 - 11/1/36  9 9
7.50%, 12/1/30  — —
UMBS, TBA (6)
3.50%, 8/1/54  4,375 3,969
5.00%, 8/1/54  7,715 7,597
6.50%, 8/1/54  5,300 5,435
302,620
U.S. Government Obligations  6.4%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  787 683

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
2.00%, 1/20/51 - 5/20/52  21,806 18,079
2.50%, 8/20/50 - 1/20/52  19,018 16,375
3.00%, 9/15/42 - 6/20/52  14,221 12,747
3.50%, 9/15/41 - 7/20/52  11,060 10,280
4.00%, 2/15/41 - 10/20/52  9,102 8,643
4.50%, 9/15/34 - 4/20/53  5,728 5,603
5.00%, 1/20/33 - 6/20/49  3,096 3,111
5.50%, 10/20/32 - 3/20/49  1,082 1,107
6.00%, 8/15/33 - 4/15/36  12 13
6.50%, 10/15/25 - 8/15/29  2 2
7.50%, 8/15/25 - 3/15/32  27 27
8.50%, 7/20/26  — —
9.00%, 11/15/24  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  75 68
3.50%, 10/20/50  1,015 856
Government National Mortgage Assn., TBA (6)
2.50%, 8/20/54  3,625 3,119
5.00%, 8/20/54  3,130 3,095
5.50%, 8/20/54  7,900 7,924
6.00%, 8/20/54  4,875 4,932
96,664
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $419,987) 399,284
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  29.2%
U.S. Government Agency Obligations  0.1%
Federal National Mortgage Assn., 6.25%, 5/15/29  342 376
Federal National Mortgage Assn., 6.625%, 11/15/30 (3) 500 569
945
U.S. Treasury Obligations  29.1%
U.S. Treasury Bonds, 1.75%, 8/15/41  6,900 4,722
U.S. Treasury Bonds, 1.875%, 2/15/51  2,740 1,654
U.S. Treasury Bonds, 2.00%, 2/15/50  37,340 23,437
U.S. Treasury Bonds, 2.00%, 8/15/51  5,550 3,442
U.S. Treasury Bonds, 2.25%, 8/15/49  50 33
U.S. Treasury Bonds, 2.25%, 2/15/52  7,275 4,791
U.S. Treasury Bonds, 2.375%, 5/15/51  1,420 965
U.S. Treasury Bonds, 2.50%, 2/15/45  3,570 2,631
U.S. Treasury Bonds, 2.50%, 5/15/46  4,840 3,514
U.S. Treasury Bonds, 2.75%, 8/15/47  1,710 1,286
U.S. Treasury Bonds, 3.00%, 11/15/44  1,500 1,208

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 3.00%, 11/15/45  2,845 2,275
U.S. Treasury Bonds, 3.00%, 2/15/47  3,450 2,729
U.S. Treasury Bonds, 3.00%, 5/15/47  3,150 2,488
U.S. Treasury Bonds, 3.00%, 2/15/48  15,835 12,433
U.S. Treasury Bonds, 3.00%, 8/15/48  60 47
U.S. Treasury Bonds, 3.00%, 8/15/52  4,200 3,264
U.S. Treasury Bonds, 3.125%, 11/15/41  8,085 6,880
U.S. Treasury Bonds, 3.375%, 8/15/42  7,050 6,147
U.S. Treasury Bonds, 3.625%, 5/15/53  13,045 11,463
U.S. Treasury Bonds, 3.875%, 8/15/40  2,005 1,918
U.S. Treasury Bonds, 3.875%, 5/15/43  12,810 11,917
U.S. Treasury Bonds, 4.00%, 11/15/52  2,540 2,389
U.S. Treasury Bonds, 4.25%, 2/15/54 (7) 5,145 5,060
U.S. Treasury Bonds, 4.375%, 5/15/41  20 20
U.S. Treasury Bonds, 4.625%, 5/15/44  12,050 12,372
U.S. Treasury Bonds, 4.625%, 5/15/54  6,515 6,822
U.S. Treasury Bonds, 4.75%, 2/15/41  35 37
U.S. Treasury Bonds, 4.75%, 11/15/43  1,250 1,306
U.S. Treasury Bonds, 4.75%, 11/15/53  10,870 11,602
U.S. Treasury Notes, 0.50%, 8/31/27  50 45
U.S. Treasury Notes, 0.75%, 8/31/26  3,085 2,871
U.S. Treasury Notes, 1.875%, 2/28/27  17,260 16,313
U.S. Treasury Notes, 2.25%, 8/15/27  9,805 9,296
U.S. Treasury Notes, 2.75%, 7/31/27  17,245 16,604
U.S. Treasury Notes, 2.75%, 8/15/32  14,000 12,793
U.S. Treasury Notes, 3.375%, 5/15/33  885 842
U.S. Treasury Notes, 3.625%, 5/31/28  14,000 13,821
U.S. Treasury Notes, 3.75%, 12/31/28  14,550 14,432
U.S. Treasury Notes, 4.00%, 2/29/28  10,285 10,282
U.S. Treasury Notes, 4.00%, 2/15/34  6,295 6,269
U.S. Treasury Notes, 4.125%, 9/30/27  8,110 8,130
U.S. Treasury Notes, 4.125%, 10/31/27  29,975 30,050
U.S. Treasury Notes, 4.25%, 2/28/29  12,730 12,897
U.S. Treasury Notes, 4.25%, 6/30/29  17,480 17,723
U.S. Treasury Notes, 4.375%, 11/30/28  835 849
U.S. Treasury Notes, 4.375%, 5/15/34  10,900 11,179
U.S. Treasury Notes, 4.50%, 5/31/29  43,135 44,213
U.S. Treasury Notes, 4.50%, 11/15/33  12,350 12,775
U.S. Treasury Notes, 4.625%, 2/28/26  31,010 31,092

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.625%, 6/30/26  16,000 16,093
437,421
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $465,129) 438,366
SHORT-TERM INVESTMENTS  3.6%
Money Market Funds  3.6%
T. Rowe Price Government Reserve Fund, 5.36% (8)(9) 54,603 54,603
Total Short-Term Investments
(Cost $54,603) 54,603
SECURITIES LENDING COLLATERAL  0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.36% (8)(9) 294 294
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 294
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 5.36% (8)(9) 8,360 8,360
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 8,360
Total Securities Lending Collateral
(Cost $8,654) 8,654
Total Investments in Securities 103.5%
(Cost $1,631,987) $ 1,552,296
Other Assets Less Liabilities (3.5)% (52,081)
Net Assets 100.0% $ 1,500,215
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE QM U.S. Bond Index Fund

.
.
.
.
.
.
.
.
.
.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $171,143 and represents 11.4% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) All or a portion of this security is on loan at July 31, 2024.
(4) Insured by Assured Guaranty Municipal Corporation
(5) Prerefunded date is used in determining portfolio maturity.
(6) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $36,071 and represents 2.4% of net assets.
(7) At July 31, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(8) Seven-day yield
(9) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DOT Department of Transportation
FRN Floating Rate Note
GO General Obligation
IDA Industrial Development Authority/Agency
PTT Pass-Through Trust
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. Bond Index Fund

(Amounts in 000s)
SWAPS 0.2%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.2%
Credit Default Swaps, Protection Sold 0.2%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S41, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/28 43,000 983 913 70
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 68,200 1,529 1,513 16
Total Centrally Cleared Credit Default Swaps,
Protection Sold 86
Total Centrally Cleared Swaps 86
Net payments (receipts) of variation margin to date (33)
Variation margin receivable (payable) on centrally cleared swaps $ 53
** Includes interest purchased or sold but not yet collected of $28.

T. ROWE PRICE QM U.S. Bond Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 636 U.S. Treasury Notes five year contracts 9/24 68,618 $ 901
Long, 157 U.S. Treasury Notes two year contracts 9/24 32,243 261
Net payments (receipts) of variation margin to date (1,131)
Variation margin receivable (payable) on open futures contracts $ 31

T. ROWE PRICE QM U.S. Bond Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.36% $ — $ — $ 1,578 ++
Totals $ — # $ — $ 1,578 +
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
07/31/24
T. Rowe Price Government
Reserve Fund, 5.36% $ 45,362 ¤ ¤ $ 63,257
Total $ 63,257 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,578 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $63,257.

T. ROWE PRICE QM U.S. Bond Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price QM U.S. Bond Index Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE QM U.S. Bond Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE QM U.S. Bond Index Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on July 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,489,039 $ — $ 1,489,039
Short-Term Investments 54,603 — — 54,603
Securities Lending Collateral 8,654 — — 8,654
Total Securities 63,257 1,489,039 — 1,552,296
Swaps* — 86 — 86
Futures Contracts* 1,162 — — 1,162
Total $ 64,419 $ 1,489,125 $ — $ 1,553,544
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE QM U.S. Bond Index Fund

surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F134-054Q3 07/24